Expenses - Summary of Other Operating Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Other Operating Expense [Abstract]
Marketing expenses	€ 5,735	€ 15,080
External temporary workers	1,680	2,866
Professional services	6,767	4,442
Office expense	4,216	3,336
Delivery	3,481	3,704
Custom duty, tax, penalties	297	304
Utilities and similar expenses	2,132	1,783
Fees	517	1,049
Insurance premium	1,086	1,821
Short-term and low value leases (see note 9)	1,151	976
Bank Services	500	311
Travel expenses	1,593	1,702
Repairs	785	105
Warranty provision	853	122
Others impairments and losses	1,569	1,646
Expected credit loss for trade and other receivables	(189)	110
Other	2,430	2,021
Total	€ 34,603	€ 41,378